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George N. Gingold
Consultant




May 8, 1998                                            Legal Department S321
                                                          Hartford, CT 06152
                                                          Telephone 860.726.6761
                                                          Facsimile 860.726.1778

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Connecticut General Life Insurance Company
CG Corporate Insurance Variable Life Separate Account 02
File Number 333-01741 - Form S-6

Connecticut General Life Insurance Company
CG Variable Annuity Separate Account
File No. 33-48137 - Form N-4
CG Variable Annuity Separate Account II
File No. 33-83020 - Form N-4

CIGNA Life Insurance Company
CIGNA Variable Annuity Separate Account I
File No. 33-90984 - Form N-4

A Rule 497(j) Certification for each of the above-named registered separate accounts

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify on behalf of each of the above-captioned registrants, in lieu of filing under Rule 497(b) or Rule 497(c) under the 1933 Act, that the form of prospectus (and, in the case of variable annuity registrants, the form of Statement of Additional Information) that would have been filed under Rule 497(b) or Rule 497(c) would not have differed from that contained in the most recent amendment to each such registrants above-captioned registration statement, and that the text of each such amendment has been filed electronically.

Very truly yours,


George N. Gingold, Esq.